Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	All awards are granted under the Company’s shareholder-approved equity plan and stock options are granted at an exercise price at or above the closing market price of the Company’s common stock on the date of the grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information (“MNPI”) and the release of MNPI is not timed on the basis of option or other equity grant dates. During 2025, we did not grant equity awards to our executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation for any grants in 2025.
Award Timing Method [Text Block]	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information (“MNPI”) and the release of MNPI is not timed on the basis of option or other equity grant dates.
Award Timing, How MNPI Considered [Text Block]	We have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation for any grants in 2025.
MNPI Disclosure Timed for Compensation Value [Flag]	false